UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Gryphon Capital Management, LLC
Address:	One Bush Street, Suite 1700
		San Francisco, CA  94104

Form 13F File Number:	28-05481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Joseph E. Sweeney
Title:	Manager
Phone:	415-274-6850

Signature, Place and Date of Signing:



Joseph E. Sweeney			San Francisco, CA		May 11, 2005

Report Type (Check only one.):

X	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	16

Form 13F Information Table Value Total:	96,853 x 1000









List of Other Included Managers:

NONE

<Page

NAME OF ISSUER               TITLE OF         CUSIP         VALUE          SHARES   SH/  PUT/   INV.  OTHER  VOTING AUTH
                             CLASS                          X1000                  PRN   CALL  DISC    MGR   SOLE   SHR NONE

AMR Corp                    COMMON           001765106         3832        1300000             Sole          1300000
Capital One Financial       COMMON           14040H105         3739          50000             Sole            50000
Central Asia Gold           COMMON           Q21744109          723        1197797             Sole          1197797
Clear Channel Communicati   COMMON           184502102        10341         300000             Sole           300000
DRS Technologies Inc        COMMON           23330X100         6256         147200             Sole           147200
EMC Corp                    COMMON           268648102         9856         800000             Sole           800000
Hutchingson Technology      COMMON           448407106         8594         274086             Sole           274086
Kohl's Corp                 COMMON           500255104         9293         180000             Sole           180000
Komag Inc                   COMMON           500453204         5588         250000             Sole           250000
Maxtor Corp                 COMMON           577729205         8512        1600000             Sole          1600000
Natural Health Trends Cor   COMMON           63888P406         3832         288775             Sole           288775
Newalliance Bancshares      COMMON           650203102         1400         100000             Sole           100000
Restoration Hardware Inc    COMMON           760981100          200          35000             Sole            35000
RS Group of Cos Inc         COMMON           74973Q100          723         410000             Sole           410000
Target Corp                 COMMON           87612E106         9004         180000             Sole           180000
Western Digital Corp.       COMMON           958102105        14962        1173500             Sole          1173500


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